STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

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American Century Capital Portfolios, Inc. - SAI dated September 26, 2007
American Century Growth Funds, Inc. - SAI dated December 1, 2007
American Century Mutual Funds, Inc. - SAI dated March 1, 2008
American Century Strategic Asset Allocations, Inc. - SAI dated April 1, 2008
American Century Variable Portfolios, Inc. - SAI dated May 1, 2008
American Century World Mutual Funds, Inc. - SAI dated April 1, 2008

Supplement dated May 30, 2008

THE FOLLOWING ENTRY IS ADDED TO THE INDEPENDENT DIRECTORS TABLE IN THE
MANAGEMENT SECTION OF THE SAI:

JOHN R. WHITTEN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Director (since 2008)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Project Consultant, CELANESE CORP.
(industrial chemical company) (September 2004 to January 2005); Chief Financial
Officer, Vice President and Treasurer, APPLIED INDUSTRIAL TECHNOLOGIES, INC.
(bearings and power transmission company) (1995 to 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director and Chairman of the Audit
Committee, RUDOLPH TECHNOLOGIES, INC.

ADDITIONALLY, JOHN WHITTEN IS ADDED AS A MEMBER OF THE AUDIT AND FUND
PERFORMANCE REVIEW COMMITTEES IN THE COMMITTEES SECTION OF THE SAI.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60813 0805